Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables	$ 287		$ 398
Ordinary shares, par value per share		0.8		0.8
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	15,541,306	15,541,306	12,763,218	12,763,218
Ordinary shares, shares outstanding	15,541,306	15,541,306	12,763,218	12,763,218